CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income/(loss)		$ 80,793	$ (2,850)	$ 939,057
Other comprehensive income
(Losses)/gains associated with pensions, net of tax		(92)	1,227	5,820
Net other comprehensive (loss)/income		(671)	739	5,023
Comprehensive income/(loss)		80,122	(2,111)	944,080
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		50,168	(46,054)	792,796
Comprehensive income/(loss)		80,122	(2,111)	944,080
Continuing operations
Net income/(loss)		80,793	(3,143)	1,015,507
Other comprehensive income
Share of equity method investment’s comprehensive losses from continuing operations	[1]	(579)	(488)	(797)
Comprehensive income/(loss) attributable to:
Non-controlling interests		29,954	43,943	143,078
Discontinued operations
Net income/(loss)		0	293	(76,450)
Comprehensive income/(loss) attributable to:
Non-controlling interests		$ 0	$ 0	$ 8,206

[1]	No tax impact for the years ended December 31, 2024, 2023 and 2022.